Income Taxes - Effective Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	1.80%	2.80%	3.00%
Deductible dividends paid to FNF 401(k) plan	(0.20%)	(0.10%)	(0.20%)
Tax exempt interest income	(0.40%)	(0.50%)	(0.80%)
Stock compensation	(1.40%)	(1.70%)	0.00%
Tax Credits	(0.10%)	(0.10%)	(0.10%)
Consolidated Partnerships	0.00%	0.20%	0.40%
Tax reform	(10.70%)	0.00%	0.00%
Non-deductible expenses and other, net	3.20%	0.80%	(1.60%)
Effective tax rate	27.20%	36.40%	35.70%